Reverse Merger (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of estimates and valuations of management
Provisional
Purchase consideration	Fair Value
Common stock	$5,561,975
Convertible debt	944,000
Derivative liabilities	6,929,000
Loans payable	2,377,400
Loans payable, related parties	2,447,252
Lease liabilities	106,615
Fair value of stock options	204,715
Fair value of warrants	362,687
Fair value of Series A Preferred	1,024,000
Fair value of Series D Preferred	1,271,000
Total provisional purchase price	$21,228,644

Allocation of purchase consideration
Working capital	$781,470
Other assets	12,893
Contract assets	426,647
Provisional goodwill	13,562,296
Customer lists	4,720,863
Tradenames	1,724,475
Total provisional enterprise value	21,228,644

Schedule of estimated acquisition date fair values
	Nine months ended September 30, 2021		Three months ended September 30, 2020		Nine months ended September 30, 2020
	As Reported	Pro Forma	As Reported	Pro Forma	As Reported	Pro Forma
Revenue	$24,235,937	$31,331,806	$3,650,379	$8,408,376	$12,394,889	$27,085,738
Net loss attributable to HWN, Inc. common shareholders	(610,633)	(6,776,050)	(11,363,994)	(17,368,636)	(1,128,934)	(11,532,431)
Loss per common share, basic and diluted:	(0.24)	(0.58)